Pension Schemes - Expected payments (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Not later than one years
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	€ 5
1 - 5 years [Member]
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	53
Later than five years and not later than ten years
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	79
Consolidated entity
Disclosure of expected payments pension schemes [Line items]
Expected payments for defined benefit plan	€ 137